Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Disclosure of components of goodwill and intangible assets

	2022	2021
	£m	£m
Goodwill	—	—
Present value of in-force long-term insurance business	1,076	811
Other intangible assets[1]	91	83
At 31 Dec	1,167	894
1 Included within the group's other intangible assets is internally generated software with a net carrying value of £87m (2021: £77m). During 2022, capitalisation of internally generated software was £47m (2021: £46m), impairment was £21m (2021: £45m) and amortisation was £34m (2021: £15m).
Disclosure of reconciliation of changes in intangible assets and goodwill

Movements in PVIF
	2022	2021
	£m	£m
PVIF at 1 Jan	811	647
Change in PVIF of long-term insurance business	226	200
– value of new business written during the year	79	67
– expected return[1]	(53)	(70)
– assumption changes and experience variances[2,3] (see below)	200	202
– other adjustments	—	1
Exchange differences	39	(36)
PVIF at 31 Dec	1,076	811
1‘Expected return’ represents the unwinding of the discount rate and reversal of expected cash flows for the period.
2Represents the effect of changes in assumptions on expected future profits and the difference between assumptions used in the previous PVIF calculation and actual experience observed during the year to the extent that this affects future profits. The gain of £200m in the year (2021: gain of £202m) was primarily driven by a reduction in the cost of financial guarantees in France as a result of rising interest rates during 2022.
32022 includes £52m impact recognised on the classification of France retail as discontinued operations.

Disclosure of assumptions for long-duration contracts	The valuation of PVIF is sensitive to observed market movements and the impact of such changes is included in the sensitivities presented below.

	2022		2021
	UK	France[1]	UK	France[1]
	%	%	%	%
Weighted average risk-free rate	3.71	2.80	0.95	0.69
Weighted average risk discount rate	3.71	4.44	0.95	1.55
Expense inflation	3.70	4.26	3.80	1.80
1 For 2022, the calculation of France’s PVIF assumes a risk discount rate of 4.44% (2021: 1.55%) plus a risk margin of £83m (2021: £156m).